UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA  INTERMEDIATE-TERM  FUND - ANNUAL  REPORT  FOR  FISCAL  YEAR  ENDING
MARCH 31, 2005


[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                      Fund

                                             [GRAPHIC OF INTERMEDIATE-TERM FUND]

                            A n n u a l   R e p o r t
--------------------------------------------------------------------------------
MARCH 31, 2005                                    USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   5

FINANCIAL INFORMATION

   Distributions to Shareholders                                            16

   Report of Independent Registered Public Accounting Firm                  17

   Portfolio of Investments                                                 18

   Notes to Portfolio of Investments                                        44

   Financial Statements                                                     46

   Notes to Financial Statements                                            49

EXPENSE EXAMPLE                                                             59

DIRECTORS' AND OFFICERS' INFORMATION                                        61

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                             "

                                            . . . YOUR USAA FIXED-INCOME TEAM
[PHOTO OF CHRISTOPHER W. CLAUS]                 HAS CONSISTENTLY DELIVERED
                                              'BEST-IN-CLASS' PERFORMANCE . . .

                                                             "

                                                                      April 2005
--------------------------------------------------------------------------------

             Over the years, your USAA fixed-income team has consistently delivered "best-in-class" performance by concentrating on risk management and taking a disciplined view of income accumulation and the interest-rate environment. In the months ahead, your portfolio management team will be paying special attention to the rate of inflation and its impact on long-term interest rates. Since June 2004, the Federal Reserve Board (the Fed) has steadily increased short-term rates, improving the yields of most money markets. We expect the Fed to maintain its measured pace through the end of 2005.

             But longer-term rates haven't followed. Why? In congressional testimony, Fed Chairman Alan Greenspan said that the low level of long-term rates was a "conundrum." Apparently, the bond market did not expect long-term rates to rise very far. (While the Fed sets short-term rates, market sentiment controls longer-term interest rates.) If inflation increases, however, the market may decide to push rates higher. Although we do not anticipate a dramatic increase, we believe rates could gradually trend upward over the next 12 months, with the 10-year Treasury reaching a target range of 4.75% to 5%.

             In this environment, our strategy is threefold. First, we work hard to generate high current income, which is critical to long-term returns. Second, we look to limit share-price volatility by

 . . . C O N T I N U E D
========================--------------------------------------------------------

             positioning the portfolio at advantageous points along the yield curve. Third, we maintain our focus on credit analysis. Using credit analysis, we evaluate opportunities in the market to determine if they offer adequate reward for their given level of risk.

             Going forward, your portfolio management team will continue working hard on your behalf. We will also remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

             From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

             Sincerely,

             /S/ CHRISTOPHER W. CLAUS

             Christopher W. Claus
             President and Vice Chairman of the Board

             PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. O AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. O SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

[LOGO OF LIPPER FUND         FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
   AWARD USA 2005]           2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

             Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

             Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

-------------------------------------------------------------------------------------------
                                                           3/31/05              3/31/04
-------------------------------------------------------------------------------------------
Net Assets                                            $2,696.8 Million     $2,642.7 Million
Net Asset Value Per Share                                   $13.16              $13.42
Tax-Exempt Dividends Per Share Last 12 Months               $0.568              $0.612
Capital Gain Distributions Per Share Last 12 Months         $0.021                -

------------------------------------------------------------------------------------
                                                      3/31/05              3/31/04
------------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                                9.1 Years             8.9 Years

             DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
             30-DAY SEC YIELD* AS OF 3/31/05
--------------------------------------------------------------------------------
30-DAY SEC YIELD                                      3.44%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

             NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2005

-----------------------------------------------------------------------------------------
               TOTAL RETURN          =         DIVIDEND RETURN        +      PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS           5.83%             =             5.30%              +          0.53%
5 YEARS            5.93%             =             4.99%              +          0.94%
1 YEAR             2.51%             =             4.29%              +         (1.78%)

             THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2005

    [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND
     RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2005]

-------------------------------------------------------------------------
             TOTAL RETURN    DIVIDEND RETURN    CHANGE IN SHARE PRICE
-------------------------------------------------------------------------
3/31/1996       7.97%            5.81%                 2.16%
3/31/1997       5.80%            5.80%                 0.00%
3/31/1998      10.59%            5.81%                 4.78%
3/31/1999       5.42%            5.35%                 0.07%
3/31/2000      -0.84%            5.21%                -6.05%
3/31/2001       9.81%            5.76%                 4.05%
3/31/2002       3.90%            5.12%                -1.22%
3/31/2003       8.29%            5.12%                 3.17%
3/31/2004       5.32%            4.72%                 0.60%
3/31/2005       2.51%            4.29%                -1.78%

                     [END CHART]

             TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                                               7
 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Intermediate-Term Fund's Dividend Returns,
and assuming marginal federal tax rates of:   25.00%   28.00%   33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:



                  DIVIDEND
 PERIOD       RETURN OF FUND
--------      --------------

10 Years            5.30%             7.07%     7.36%    7.91%        8.15%

5 Years             4.99%             6.65%     6.93%    7.45%        7.68%

1 Year              4.29%             5.72%     5.96%    6.40%        6.60%


To match the USAA Intermediate-Term Fund's closing 30-day SEC Yield of 3.44%,

A FULLY TAXABLE INVESTMENT MUST PAY:  4.59%     4.78%    5.13%        5.29%

        This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

        SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          USAA
                LEHMAN BROTHERS      INTERMEDIATE-TERM   LIPPER INTERMEDIATE          LIPPER INTERMEDIATE
             MUNICIPAL BOND INDEX         FUND          MUNICIPAL DEBT FUNDS INDEX   MUNICIPAL DEBT FUNDS AVERAGE
             --------------------   -----------------   --------------------------   ----------------------------
03/31/95         $10000.00             $10000.00                $10000.00                     $10000.00
04/30/95          10011.80              10020.12                 10021.66                      10017.09
05/31/95          10331.27              10295.72                 10256.79                      10258.99
06/30/95          10240.98              10246.54                 10224.56                      10214.21
07/31/95          10337.86              10368.11                 10317.55                      10307.49
08/31/95          10469.05              10481.90                 10418.47                      10412.29
09/30/95          10535.20              10553.92                 10470.25                      10465.38
10/31/95          10688.35              10686.92                 10569.59                      10570.10
11/30/95          10865.92              10827.31                 10682.13                      10689.14
12/31/95          10970.22              10907.07                 10750.82                      10762.82
01/31/96          11053.11              10968.47                 10834.30                      10844.26
02/29/96          10978.45              10901.05                 10801.01                      10814.99
03/31/96          10838.20              10796.66                 10692.34                      10695.88
04/30/96          10807.46              10791.19                 10673.46                      10676.40
05/31/96          10803.35              10790.82                 10673.30                      10680.78
06/30/96          10921.09              10881.01                 10739.77                      10746.72
07/31/96          11019.90              10987.30                 10834.37                      10840.64
08/31/96          11017.43              10995.72                 10838.42                      10847.18
09/30/96          11171.40              11126.81                 10936.80                      10944.56
10/31/96          11297.65              11248.30                 11043.79                      11049.41
11/30/96          11504.60              11421.05                 11207.72                      11208.87
12/31/96          11456.02              11396.45                 11177.96                      11176.49
01/31/97          11477.70              11423.50                 11205.84                      11201.88
02/28/97          11583.09              11538.73                 11290.38                      11287.09
03/31/97          11428.57              11422.93                 11175.20                      11175.30
04/30/97          11524.36              11512.42                 11233.18                      11233.67
05/31/97          11697.82              11654.56                 11365.67                      11367.61
06/30/97          11822.42              11773.27                 11470.78                      11471.18
07/31/97          12149.86              12072.20                 11719.54                      11718.61
08/31/97          12035.96              11986.48                 11628.93                      11626.17
09/30/97          12178.67              12135.83                 11752.00                      11746.30
10/31/97          12257.17              12208.80                 11807.90                      11803.49
11/30/97          12329.35              12287.70                 11853.94                      11851.02
12/31/97          12509.13              12467.01                 12005.30                      12002.16
01/31/98          12638.12              12576.50                 12106.66                      12104.11
02/28/98          12641.97              12612.30                 12112.66                      12110.30
03/31/98          12653.22              12632.48                 12120.34                      12114.97
04/30/98          12596.13              12575.13                 12064.27                      12057.53
05/31/98          12795.39              12750.96                 12226.10                      12228.81
06/30/98          12845.89              12810.81                 12267.82                      12265.03
07/31/98          12878.00              12838.66                 12296.02                      12290.53
08/31/98          13076.99              13020.31                 12473.26                      12471.06
09/30/98          13240.02              13173.08                 12608.34                      12606.01
10/31/98          13239.74              13159.89                 12612.46                      12604.68
11/30/98          13286.13              13198.56                 12639.67                      12631.02
12/31/98          13319.61              13255.18                 12679.91                      12673.66
01/31/99          13477.98              13367.40                 12822.00                      12819.17
02/28/99          13419.24              13314.97                 12753.73                      12748.59
03/31/99          13437.63              13316.85                 12750.65                      12741.48
04/30/99          13471.12              13364.18                 12785.80                      12779.06
05/31/99          13393.17              13286.54                 12710.14                      12703.67
06/30/99          13200.50              13119.30                 12537.16                      12523.69
07/31/99          13248.53              13165.18                 12595.50                      12582.00
08/31/99          13142.31              13032.51                 12537.17                      12515.08
09/30/99          13147.80              13009.28                 12544.81                      12519.77
10/31/99          13005.35              12870.30                 12456.87                      12425.01
11/30/99          13143.68              12994.62                 12562.51                      12535.31
12/31/99          13045.70              12909.70                 12505.70                      12475.75
01/31/00          12988.89              12824.94                 12450.66                      12414.35
02/29/00          13139.84              12978.19                 12546.52                      12513.62
03/31/00          13426.93              13205.29                 12726.21                      12695.58
04/30/00          13347.61              13146.25                 12672.42                      12641.83
05/31/00          13278.17              13095.48                 12619.85                      12585.06
06/30/00          13630.03              13389.41                 12880.22                      12852.32
07/31/00          13819.68              13546.56                 13026.46                      13000.36
08/31/00          14032.66              13715.18                 13188.31                      13161.45
09/30/00          13959.66              13678.24                 13149.41                      13121.09
10/31/00          14111.98              13796.47                 13258.97                      13218.67
11/30/00          14218.75              13880.67                 13322.04                      13281.72
12/31/00          14570.06              14178.95                 13590.34                      13563.05
01/31/01          14714.43              14311.59                 13747.13                      13710.56
02/28/01          14761.09              14384.87                 13791.71                      13752.23
03/31/01          14893.38              14500.88                 13897.28                      13861.09
04/30/01          14731.99              14355.94                 13772.25                      13719.61
05/31/01          14890.63              14508.34                 13913.64                      13857.46
06/30/01          14990.26              14614.48                 14000.15                      13946.51
07/31/01          15212.30              14814.60                 14168.86                      14115.06
08/31/01          15462.88              15011.65                 14382.95                      14328.22
09/30/01          15411.01              15001.57                 14363.44                      14306.77
10/31/01          15594.62              15136.10                 14501.08                      14446.61
11/30/01          15463.16              15042.50                 14350.25                      14292.80
12/31/01          15316.87              14965.84                 14242.37                      14184.85
01/31/02          15582.55              15153.46                 14449.12                      14391.30
02/28/02          15770.28              15308.22                 14611.16                      14558.89
03/31/02          15461.23              15068.60                 14345.42                      14294.57
04/30/02          15763.42              15317.66                 14624.61                      14572.65
05/31/02          15859.20              15396.99                 14703.50                      14652.60
06/30/02          16026.90              15515.40                 14853.23                      14805.76
07/31/02          16233.02              15685.75                 15025.31                      14983.90
08/31/02          16428.16              15812.78                 15163.48                      15131.83
09/30/02          16787.98              16075.30                 15427.71                      15414.44
10/31/02          16509.68              15865.48                 15193.91                      15167.59
11/30/02          16441.06              15835.77                 15132.04                      15100.19
12/31/02          16787.98              16116.50                 15431.47                      15419.78
01/31/03          16745.44              16085.71                 15375.42                      15349.27
02/28/03          16979.55              16306.98                 15588.29                      15568.28
03/31/03          16989.71              16318.25                 15584.00                      15558.71
04/30/03          17101.96              16431.04                 15683.36                      15659.84
05/31/03          17502.40              16742.83                 16002.28                      15976.20
06/30/03          17428.02              16644.31                 15927.27                      15904.37
07/31/03          16818.17              16188.40                 15446.19                      15414.87
08/31/03          16943.60              16320.64                 15561.18                      15531.99
09/30/03          17441.75              16706.41                 15959.78                      15923.78
10/31/03          17353.92              16649.28                 15883.14                      15840.27
11/30/03          17534.79              16808.96                 16010.05                      15977.90
12/31/03          17679.98              16950.59                 16104.52                      16074.03
01/31/04          17781.25              17014.22                 16165.10                      16131.40
02/29/04          18048.85              17277.88                 16392.21                      16365.26
03/31/04          17986.00              17185.78                 16291.16                      16252.50
04/30/04          17560.04              16868.64                 15951.11                      15904.69
05/31/04          17496.36              16836.57                 15930.75                      15884.75
06/30/04          17560.04              16924.16                 15970.16                      15923.72
07/31/04          17791.13              17103.84                 16130.02                      16081.95
08/31/04          18147.66              17409.92                 16396.09                      16341.89
09/30/04          18243.99              17497.45                 16447.32                      16392.87
10/31/04          18400.98              17624.52                 16536.15                      16487.61
11/30/04          18249.21              17462.95                 16403.07                      16347.12
12/31/04          18472.07              17674.59                 16563.49                      16511.51
01/31/05          18644.71              17825.55                 16635.25                      16583.51
02/28/05          18582.68              17768.71                 16564.02                      16508.07
03/31/05          18465.48              17617.11                 16441.61                      16378.04

                                [END CHART]

             DATA FROM 3/31/95 THROUGH 3/31/05.

The graph illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

             THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

             THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY.

             THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          12-MONTH DIVIDEND YIELD COMPARISON

        [CHART OF DIVIDEND YIELD COMPARISON]

                    USAA                   LIPPER INTERMEDIATE
            INTERMEDIATE-TERM FUND     MUNICIPAL DEBT FUNDS AVERAGE
            ----------------------     ----------------------------
3/31/1996           5.57%                       4.69%
3/31/1997           5.67                        4.54
3/31/1998           5.34                        4.34
3/31/1999           5.24                        4.18
3/31/2000           5.49                        4.37
3/31/2001           5.27                        4.26
3/31/2002           5.13                        4.02
3/31/2003           4.82                        3.55
3/31/2004           4.56                        3.31
3/31/2005           4.31                        3.39

                [END CHART]

             THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/96 TO 3/31/05.

10

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON, CFA]             [PHOTO OF REGINA G. SHAFER, CFA]
CLIFFORD A. GLADSON, CFA                                   REGINA G. SHAFER, CFA
USAA Investment Management Company            USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO MARCH 31, 2005?

             Your tax-exempt USAA Intermediate-Term Fund provided a total return of 2.51% versus an average of 0.60% for the 156 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to a 2.67% return for the Lehman Brothers Municipal Bond Index and a 0.92% return for the Lipper Intermediate Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.31%, compared to the 3.39% average of the Lipper index. A long-term realized capital gain of $0.0208 was paid on December 16, 2004.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

             The Federal Reserve Board (the Fed) raised short-term interest rates seven times over the period. With economic growth at more than 3%, the Fed returned to a more neutral monetary policy in an attempt to head off inflationary pressures from the ballooning federal budget deficit, the decline in the dollar versus the Euro, and the surge in oil prices. From a low of 1% in June 2004, the federal funds rate (the rate charged to banks for overnight loans) was increased in quarter-percent increments to 2.75%.

             REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

             PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

             However, while the Fed sets short-term rates, the credit markets control intermediate- and long-term rates. So far, investors seem to think that the Fed will act to keep inflation in check. As a result, yields on bonds of 10 years and longer have not increased significantly. Although the yield of a one-year AA general obligation (GO) bond rose 1.40% over the period, a five-year GO increased 1.0%, and a 10-year GO increased 0.36%. The 30-year GO is virtually unchanged.

             Overall, credit quality in the municipal market is stable and has been improving along with the U.S. economy. States and municipalities continue to see an increase in tax revenues.

HOW DO YOU MANAGE VOLATILITY?

             In a bond fund, share-price volatility is measured by the degree of interest-rate sensitivity of its portfolio of bonds. When rates fall, the price of a bond rises and, conversely, when interest rates rise, the price of a bond falls. So far, intermediate-term rates in the market have moved up gradually.

             We have adopted a barbell structure for the portfolio. This allows us to take advantage of increasing yields in shorter-term issues and to look for longer-term bonds with coupons and structures that are less interest-rate sensitive but can also contribute to the Fund's dividend yield.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

             USAA's team of seasoned municipal analysts carefully examines our credit exposures across a range of risks. To minimize the impact of an unanticipated credit event, we rely on diversification - the Fund's assets are diversified across more than 500 securities. We continue to avoid issues subject to the alternative minimum tax.

             GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

             We believe the U.S. economy should continue to grow at a steady pace. We believe the Fed will maintain its gradual approach to interest-rate increases, raising short-term rates by at least another 1% in 2005. As long as the credit markets perceive that the Fed is being vigilant, we expect intermediate-term interest rates to remain in their current range. We plan to maintain our income orientation and to use spikes in interest rates as opportunities to produce more tax-exempt income for our shareholders.

             We appreciate your trust and will continue to work hard on your behalf.

                                       * * * * *

                 THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL INTERMEDIATE-
                  TERM BOND FUNDS CATEGORY (182 FUNDS IN CATEGORY) AS OF
                MARCH 31, 2005. THE OVERALL MORNINGSTAR RATING FOR A FUND IS
                  DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES
                ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE)
                                MORNINGSTAR RATING METRICS.

             With respect to the municipal national intermediate-term bond funds, the USAA Intermediate-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 182, 141, and 96 funds, respectively, through March 31, 2005. Ratings are based on risk-adjusted returns.

             PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

             SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

               [LOGO OF LIPPER LEADER            [LOGO OF LIPPER LEADER
                ---------------------            ----------------------
                   TOTAL RETURN]                   CONSISTENT RETURN]

             The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 127 and 123 funds, respectively, within the Lipper Intermediate Municipal Debt Funds category for the overall period ending March 31, 2005. The Fund received a Lipper Leader rating for Total Return among 127, 95, and 68 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

             [LOGO OF LIPPER FUND AWARDS   USAA ALSO WON THE 2004 LIPPER FUND
             ---------------------------   AWARD FOR THE BEST BOND GROUP IN THE
               BEST BOND GROUP USA 2004]   UNITED STATES FOR THE PERIOD ENDING
                                           12/31/03.

             LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2005. THE USAA INTERMEDIATE-TERM FUND IN LIPPER'S INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 122, 92, AND 46 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

             THE LIPPER BEST BOND GROUP 2004 AWARD WAS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATED ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% OF NET ASSETS)
------------------------------------------------------------

Escrowed Bonds                                        14.4%

General Obligation                                    12.9%

Hospital                                              12.4%

Electric Utilities                                     7.3%

Special Assessment/Tax/Fee                             7.3%

Appropriated Debt                                      6.3%

Multifamily Housing                                    4.7%

Electric/Gas Utility                                   4.3%

Education                                              3.9%

Sales Tax                                              3.4%

             YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-43.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       PORTFOLIO RATINGS MIX
                             3/31/05

                [PIE CHART OF PORTFOLIO RATING MIX]

AAA                                                          47%
AA                                                           18%
A                                                            16%
BBB                                                          15%
BB                                                            2%
Short-Term Instruments                                        2%

                           [END CHART]

             The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.4%, 0.3%, and 1.4%, respectively, of the Fund's investments and are included in the appropriate categories above.

             PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S
             INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERMEDIATE-TERM FUND

             The Fund completed its fiscal year on March 31, 2005. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. For the year ended March 31, 2005, the Fund distributed long-term realized capital gains of $0.0208 per share.

             The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $194,000, as a distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA INTERMEDIATE-TERM FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Intermediate-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                    /S/ ERNST & YOUNG LLP
San Antonio, Texas
May 10, 2005

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

             FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

             PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

             PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

             VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

             CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

                     companies: La Salle National Bank, N.A. or Dexia Credit Local.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                     Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

             (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP     Certificate of Participation
             EDC     Economic Development Corp.
             ETM     Escrowed to final maturity
             GAN     Grant Anticipation Note
             GO      General Obligation
             IDA     Industrial Development Authority/Agency
             IDB     Industrial Development Board
             IDC     Industrial Development Corp.
             IDRB    Industrial Development Revenue Bond
             ISD     Independent School District
             MFH     Multifamily Housing

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

              MLO    Municipal Lease Obligation
              PCRB   Pollution Control Revenue Bond
              PRE    Prerefunded to a date prior to maturity
              RB     Revenue Bond
              SAVRS  Select Auction Variable Rate Securities
              USD    Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (83.5%)
             ALABAMA (0.9%)
             Montgomery BMC Special Care Facilities
               Financing Auth. RB,
  $ 2,155      Series 1998B (ETM)(INS)                            4.88%      11/15/2018     $    2,249
      345      Series 1998B (INS)                                 4.88       11/15/2018            352
   14,745      Series 2004B, 5.00%, 11/15/2007 (INS)              4.67(b)    11/15/2021         13,243
    5,000    Prattville IDB PCRB, Series 1998                     5.15        9/01/2013          5,315
    2,000    Univ. of Alabama at Birmingham Hospital RB,
               Series 2000A (INS)                                 5.75        9/01/2020          2,189

             ALASKA (0.5%)
    7,650    Four Dam Pool Power Agency Electric RB,
               Series 2004A (LOC - Dexia Credit Local)            5.00        7/01/2021          7,828
    2,805    Housing Finance Corp. Mortgage RB,
               Series 1997A-1                                     5.50       12/01/2017          2,841
    3,750    North Slope Borough GO, Series 2003A (INS)           4.36(a)     6/30/2011          2,935

             ARIZONA (1.9%)
             Health Facilities Auth. RB,
    1,170      Series 2004A                                       4.50        4/01/2016          1,154
      425      Series 2004A                                       5.00        4/01/2017            437
    1,150      Series 2004A                                       4.75        4/01/2025          1,110
    4,500    Maricopa County Hospital RB, Series 1997             6.13        4/01/2018          4,713
    4,000    Pima County USD No. 1 Tucson GO (INS)                4.63        7/01/2013          4,208
    4,000    Pima County USD No. 1 Tucson GO (INS)                4.75        7/01/2014          4,217
    8,000    School Facilities Board COP,
               Series 2004B (PRE)(INS)                            5.25        9/01/2017          8,866
   11,210    School Facilities Board RB, Series 2002              5.25        7/01/2017         12,146
    1,620    Scottsdale GO                                        4.50        7/01/2021          1,635
   10,700    State Transportation Board Highway RB,
               Series 2004B                                       5.00        7/01/2020         11,312
    2,535    State Univ. COP (MLO), Series 2005-A (INS)           5.00        9/01/2024          2,647

             ARKANSAS (0.3%)
    2,500    Independence County PCRB, Series 2005                5.00        1/01/2021          2,531
    2,565    Little Rock Capital Improvement RB,
               Series 1998A                                       5.70        1/01/2018          2,675
    3,000    Springdale Sales and Use Tax RB,
               Series 2004 (INS)                                  4.00        7/01/2016          3,002

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             CALIFORNIA (8.4%)
             Anaheim Union High School District GO,
  $ 1,000      Series 2005 (INS)                                  4.75%       8/01/2024     $    1,014
    1,000      Series 2005 (INS)                                  4.75        8/01/2025          1,012
             Foothill/Eastern Transportation
               Corridor Agency RB,
   10,000      Series 1995A (ETM)                                 7.05        1/01/2010         11,705
   15,000      Series 1995A (PRE)                                 7.10        1/01/2011         17,849
    9,085      Series 1995A (PRE)                                 7.15        1/01/2013         10,830
             Golden State Tobacco Securitization Corp. RB
               (State Appropriation Enhanced),
    5,000      Series B                                           5.38        6/01/2017          5,137
    3,000      Series B                                           5.50        6/01/2018          3,133
             Los Angeles County Public Works
               Financing Auth. RB (MLO),
    3,130      Series 2005A (INS)                                 5.00       12/01/2023          3,276
    3,485      Series 2005A (INS)                                 5.00       12/01/2024          3,639
    6,000    Los Angeles USD GO, Series 2003A (INS)               5.25        7/01/2019          6,491
             Modesto Irrigation District COP,
    3,320      Series 1999A (INS)                                 5.64(a)     7/01/2017          1,813
    3,325      Series 1999A (INS)                                 5.69(a)     7/01/2018          1,710
    4,000    Oakland Redevelopment Agency
               Subordinated Tax Allocation Bonds,
               Series 2005 (INS)                                  5.00        9/01/2022          4,194
    5,000    Public Works Board RB (MLO), Series 2003C            5.50        6/01/2019          5,439
             Sacramento Cogeneration Auth. RB,
    1,800      Series 1995 (PRE)                                  6.38        7/01/2010          1,854
    1,500      Series 1995                                        6.38        7/01/2010          1,540
             San Joaquin Hills Transportation
               Corridor Agency Senior Lien RB,
    8,305      Series 1993 (ETM)                                  7.40        1/01/2006          8,610
    5,000      Series 1993 (ETM)                                  7.40        1/01/2007          5,399
   16,795      Series 1993 (ETM)                                  7.45        1/01/2008         18,845
    4,860    San Jose MFH RB, Series 1992A                        4.95        4/01/2012          5,010
    2,175    Semitropic Improvement District Water
               Banking RB, Series 2004A (INS)                     5.25       12/01/2018          2,340
   10,000    State Department Water Resources Water
               System RB, Series AC (INS)                         5.00       12/01/2023         10,480
             State Department Water Resources Power
               Supply RB,
   15,000      Series 2002A (INS)(f)                              5.50        5/01/2016         16,598
    7,000      Series 2002A (INS)                                 5.38        5/01/2017          7,604
    3,000      Series X (INS)                                     5.50       12/01/2016          3,408

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             State Economic Recovery GO,
  $ 3,000      Series 2004A (INS)                                 5.25%       7/01/2014     $    3,323
   15,000      Series 2004A (INS)                                 5.00        7/01/2016         15,866
   15,000    State GO                                             5.00        4/01/2011         16,095
   20,000    State GO                                             5.00       12/01/2015         21,342
    1,245    State Systemwide Univ. RB, Series 2002A (INS)        5.50       11/01/2015          1,378
             Univ. of California RB,
    3,500      Series 2003A (INS)                                 5.13        5/15/2016          3,774
    5,000      Series 2004A (INS)                                 5.00        5/15/2021          5,231

             COLORADO (1.1%)
    5,000    Adams County PCRB, Series 1999 (INS)                 5.10        1/01/2019          5,283
             Arapahoe County School District No. 6 GO,
    2,000      Series 2002 (INS)                                  5.25       12/01/2018          2,157
    2,585      Series 2002 (INS)                                  5.25       12/01/2019          2,781
    2,000      Series 2002 (INS)                                  5.25       12/01/2020          2,151
    2,000      Series 2002 (INS)                                  5.25       12/01/2021          2,146
             Denver Health and Hospital Auth. Healthcare RB,
    1,000      Series 1998A                                       5.20       12/01/2012          1,021
      635      Series 1998A                                       5.25       12/01/2013            647
    2,200      Series 1998A                                       5.38       12/01/2018          2,226
    2,400      Series 2001A                                       6.25       12/01/2016          2,586
             Douglas County School District No. RE1 GO,
    1,310      Series 2004 (INS)                                  5.75       12/15/2015          1,495
    1,000      Series 2004 (INS)                                  5.75       12/15/2016          1,137
    2,250    Jefferson County School District No. R-1 GO,
               Series 2004 (INS)                                  5.00       12/15/2024          2,357
             Pueblo School District No. 60 GO,
    2,000      Series 2002 (INS)                                  5.25       12/15/2017          2,164
    2,140      Series 2002 (INS)                                  5.25       12/15/2020          2,302

             CONNECTICUT (2.0%)
             Mashantucket (Western) Pequot Tribe RB,
    4,960      Series 1996A (PRE)(d)                              6.40        9/01/2011          5,359
   10,780      Series 1996A(d)                                    6.40        9/01/2011         11,346
    1,000      Series 1997B(d)                                    5.60        9/01/2009          1,074
    4,400      Series 1997B(d)                                    5.70        9/01/2012          4,683
   16,500      Series 1997B(d)                                    5.75        9/01/2018         17,273
             State GO,
    3,000      Series 2001D (PRE)                                 5.13       11/15/2015          3,241
    3,000      Series 2003A                                       5.00        4/15/2018          3,179
    4,180      Series 2003E (INS)                                 5.00        8/15/2019          4,419
    2,000      Series 2003E (INS)                                 5.00        8/15/2020          2,110

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             DELAWARE (0.4%)
             Health Facilities Auth. RB,
  $ 1,495      Series 2002A (INS)                                 4.80%       5/01/2017     $    1,512
    1,830      Series 2002A (INS)                                 4.90        5/01/2018          1,857
    1,000      Series 2002A (INS)                                 5.00        5/01/2019          1,023
    1,515      Series 2002A (INS)                                 5.05        5/01/2020          1,550
             Municipal Electric Corp. RB,
    1,010      Series 2001 (INS)                                  5.25        7/01/2013          1,093
    1,460      Series 2001 (INS)                                  5.25        7/01/2017          1,574
    1,580      Series 2001 (INS)                                  5.25        7/01/2018          1,701

             DISTRICT OF COLUMBIA (1.8%)
   30,000    Convention Center Auth. RB, Series 1998 (INS)(f)     5.00       10/01/2018         31,314
             GO,
    3,870      Series 1994A-3                                     5.50        6/01/2006          3,981
        5      Series 2001E                                       5.75        6/01/2005              5
      810      Series 2001E                                       5.75        6/01/2006            814
    2,405    Metropolitan Airport Auth. RB, Series B (INS)        5.25       10/01/2016          2,594
             RB,
    4,560      Series 1999 (INS)                                  6.20        7/01/2019          4,889
    6,000      Series 1999A (INS)                                 5.00        1/01/2019          6,244

             FLORIDA (2.5%)
    1,340    Clay County Development Auth. IDRB,
               Series 2002                                        3.95        3/01/2011          1,357
             Dade County RB,
    7,905      Series 1996B (INS)                                 6.00(a)    10/01/2011          6,013
    8,610      Series 1996B (INS)                                 6.10(a)    10/01/2012          6,111
    8,760      Series 1996B (PRE)(INS)                            6.20(a)    10/01/2013          6,033
    7,500    Escambia County Health Facilities RB,
               Series 2003A (Ascension Health Credit)             5.25       11/15/2014          8,136
    3,000    Hillsborough County School Board COP,
               Series 2004A                                       5.25        7/01/2017          3,312
    5,000    Hillsborough County School District RB (INS)         4.75       10/01/2023          5,097
    3,700    Jacksonville Economic Development
               Commission IDRB, Series 2002                       4.00        3/01/2011          3,723
    3,305    Miami Beach Health Facilities Auth. Hospital RB,
               Series 2001A                                       6.13       11/15/2011          3,403
             Miami Dade County Stormwater Utility RB,
    1,670      Series 2004 (INS)                                  5.00        4/01/2022          1,759
    2,805      Series 2004 (INS)                                  5.00        4/01/2023          2,946

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 2,750    Osceola County Transportation Improvement RB,
               Series 2004 (INS)                                  5.00%       4/01/2016     $    2,951
    7,450    Palm Beach County Health Facilities Auth. RB,
               Series 2002 (INS)                                  5.00       12/01/2021          7,651
             Palm Beach County School Board COP (MLO),
    2,000      Series 2002D (INS)                                 5.25        8/01/2017          2,152
    1,500      Series 2002D (INS)                                 5.25        8/01/2018          1,609
    1,000      Series 2005A (INS)                                 5.00        8/01/2022          1,051
             Tampa Bay Water Utility System RB,
    2,035      Series 2004 (INS)                                  5.25       10/01/2018          2,263
    1,000      Series 2004 (INS)                                  5.25       10/01/2019          1,113

             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB,
               Second Series 2001 (INS)(e)                        4.35        9/01/2018          5,007
    5,000    Savannah Hospital Auth. Candler Health
               Systems RB, Series 1998B (INS)                     5.00        7/01/2018          5,156

             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB,
               Series 1997B                                       5.45        7/01/2017          5,128

             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998              5.25        5/01/2014          1,019
    1,000    Univ. of Idaho RB, Series 2003 (INS)                 4.75        4/01/2022          1,023

             ILLINOIS (5.4%)
             Channahon Tax Increment RB,
    1,705      Series 2000                                        6.25        1/01/2010          1,741
    6,040      Series 2000                                        6.88        1/01/2020          6,268
   29,925    Chicago School Board GO, Series 1999A (INS)          4.82(a)    12/01/2013         20,574
    5,000    Chicago Special Assessment Improvement
               Bonds, Series 2002 (Lakeshore East Project)        6.63       12/01/2022          5,171
    2,000    Chicago Water Senior Lien RB, Series 2001 (PRE)      5.00       11/01/2019          2,161
    2,170    Chicago-O'Hare International Airport RB,
               Series 2001B (INS)                                 5.50        1/01/2014          2,373
    7,460    Cook County Forest Preserve District GO,
               Series 1996 (PRE)(INS)                             5.80       11/01/2016          7,889
   10,500    Finance Auth. RB, Series 2004 (INS)                  5.00       11/15/2023         10,840
             Health Facilities Auth. RB,
    2,955      Series 1992 (Mercy Hospital)                       7.00        1/01/2007          2,756
      860      Series 1996 (Mercy Hospital)                       6.00        1/01/2006            830

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 7,815       Series 1996 (Mercy Hospital)                      6.38%       1/01/2015     $    6,995
    5,000       Series 1996A (Riverside Medical Center)           6.00       11/15/2015          5,190
    1,000       Series 1998 (Centegra Health System)              5.25        9/01/2013          1,027
    2,000       Series 1998 (Centegra Health System)              5.25        9/01/2014          2,042
    2,500       Series 1998 (Centegra Health System)              5.25        9/01/2018          2,522
   10,000       Series 1998A (Hospital Sisters
                Services, Inc.) (INS)                             5.00        6/01/2018         10,289
    4,250       Series 2000 (Riverside Medical Center) (PRE)      6.80       11/15/2020          4,985
    3,000       Series 2001A (INS)                                5.00        2/15/2020          3,099
    8,050    Lake County Community Unit School
                District GO, Series 1999B (INS)                   5.13(a)    12/01/2016          4,676
             Metropolitan Pier and Exposition Auth. RB,
    2,500       Series 2002B, 5.20%, 6/15/2012 (INS)              5.20(b)     6/15/2017          1,864
    2,500       Series 2002B, 5.30%, 6/15/2012 (INS)              5.30(b)     6/15/2018          1,871
    4,000       Series 2002B, 5.40%, 6/15/2012 (INS)              5.40(b)     6/15/2019          2,994
    4,735    Northern Illinios Univ. Auxiliary Facilities
                System RB, Series 2001 (INS)                      4.88        4/01/2018          4,869
             Univ. of Illinois COP,
    5,820       Series 1999 (PRE)(INS)                            5.25        8/15/2015          6,346
    4,000       Series 1999 (PRE)(INS)                            5.25        8/15/2016          4,362
    7,815       Series 2001A (PRE)(INS)                           5.00        8/15/2020          8,437
    5,625    Village of Hodgkins Tax Increment RB,
                Series 2003B                                      5.50       12/01/2013          5,625
   14,070    Will County Forest Preserve District GO,
                Series 1999B (INS)                                5.40(a)    12/01/2017          7,725

             INDIANA (2.1%)
    7,465    Bond Bank State Revolving Fund RB,
                Series 2000A                                      5.50        8/01/2016          8,174
             Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)             5.25        2/15/2018          1,432
    5,000       Series 1999A (Sisters St. Francis) (INS)          5.15       11/01/2019          5,197
    6,000    Indianapolis Economic Development RB,
                Series 1996                                       6.05        1/15/2010          6,396
             Municipal Power Agency Power Supply
                Systems RB,
    4,950       Series 2002B (INS)                                5.25        1/01/2017          5,344
    2,100       Series 2002B (INS)                                5.25        1/01/2018          2,263
    1,150    St. Joseph County Economic Development RB,
                Series 1997                                       5.45        2/15/2017          1,168
    7,260    St. Joseph County Hospital Auth. RB,
                Series 1999                                       5.75        2/15/2019          7,293

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 7,110    Transportation Finance Auth. Highway RB (MLO),
               Series 2003A (PRE)(INS)                            5.25%       6/01/2017     $    7,844
   11,000    Univ. of Southern Indiana RB, Series 2001A (INS)     5.00       10/01/2018         11,557

             IOWA (0.6%)
    5,500    Finance Auth. RB, Series 1998A (INS)                 5.25        7/01/2015          5,851
    3,280    Higher Education Loan Auth. RB,
               Series 1995 (PRE)(INS)                             6.13       10/01/2016          3,406
    7,950    Marion County Commercial Development RB,
               Series 1999 (INS)                                  5.95        1/01/2014          8,330

             LOUISIANA (2.5%)
             Local Government Environmental Facilities and
               Community Development Auth. RB,
    2,150      Series 2002 (INS)                                  5.25       12/01/2015          2,350
    2,260      Series 2002 (INS)                                  5.25       12/01/2016          2,456
    2,355      Series 2002 (INS)                                  5.25       12/01/2017          2,548
    7,000    New Orleans GO RB, Series 2002 (INS)                 5.13        9/01/2021          7,404
    2,000    Office Facilities Corp. RB, Series 2003 (INS)        5.25       11/01/2018          2,156
    6,825    Office Facilities Corp. RB (MLO),
               Series 2001 (INS)                                  5.38        5/01/2018          7,350
    5,175    Offshore Terminal Auth. RB, Series 1998              5.20       10/01/2018          5,308
             Orleans Levee District RB,
    5,535      Series 1986 (INS)                                  5.95       11/01/2014          5,820
    5,700      Series 1986 (INS)                                  5.95       11/01/2015          5,985
    7,015      Series A (INS)                                     5.95       11/01/2010          7,377
    9,000    Plaquemines Port, Harbor, and Terminal
               District RB, Series 1985C                          5.00        9/01/2007          9,027
      575    Public Facilities Auth. RB, Series 1997B             5.63        8/01/2017            603
    4,450    St. Martin Parish IDRB, Series 2004                  4.35       10/01/2012          4,497
    3,955    St. Tammany Parish Hospital Service
               District No. 1 RB, Series 1998 (INS)               5.00        7/01/2018          3,995

             MAINE (0.1%)
    1,870    Housing Auth. RB, Series 2001A                       5.35       11/15/2021          1,958
    1,500    Jay PCRB, Series 2004A                               4.85        5/01/2019          1,506
      500    Municipal Bond Bank RB, Series 2004C                 5.00       11/01/2020            529

             MARYLAND (0.7%)
             Community Development Administration RB,
   12,705      1997 First Series                                  5.60        4/01/2018         13,236
    5,145      Series 1996A                                       5.88        7/01/2016          5,340

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (1.7%)
             Commonwealth GO,
  $ 4,500      Series 2002B (PRE)(INS)                            5.50%       3/01/2018     $    4,967
    7,775      Series 2002D (PRE)(INS)                            5.38        8/01/2021          8,546
    5,000      Series 2003D (PRE)                                 5.25       10/01/2020          5,475
    3,420    Commonwealth RB, Series 2005A (INS)                  5.00        6/01/2023          3,585
    5,105    Federal Highway GAN, Series 2000A                    5.75        6/15/2015          5,619
             Massachusetts Bay Transportation Auth.
               Assessment Bonds,
    1,500      Series 2004A                                       5.25        7/01/2014          1,658
    1,000      Series 2004A (PRE)                                 5.25        7/01/2015          1,109
    1,550      Series 2004A (PRE)                                 5.25        7/01/2016          1,720
             Massachusetts Bay Transportation Auth. RB,
    5,000      Series 2003C                                       5.25        7/01/2018          5,542
    3,000      Series 2003C                                       5.25        7/01/2019          3,330
    3,215    Springfield GO, Series 2003 (INS)                    5.25        1/15/2019          3,493

             MICHIGAN (1.8%)
    6,620    Detroit Building Auth. RB (MLO),
               Series 1996A (LOC - Comerica Bank, N.A.)           6.15        2/01/2011          6,828
    4,000    Detroit Downtown Development Auth. Bond,
               Series 1998C (INS)                                 5.00        7/01/2018          4,172
   25,000    Dickinson County EDC PCRB, Series 2004A              4.80       11/01/2018         25,079
    2,390    Higher Education Facilities Auth. RB,
               Series 1998                                        5.35        6/01/2013          2,515
             Hospital Finance Auth. RB,
    5,000      Series 1995A (Genesys Health System) (PRE)         7.50       10/01/2007          5,224
      100      Series 1996 (Central Michigan Hospital)            6.00       10/01/2005            101
      150      Series 1996 (Central Michigan Hospital)            6.10       10/01/2006            154
      160      Series 1996 (Central Michigan Hospital)            6.20       10/01/2007            168
    2,250      Series 1996 (Central Michigan Hospital)            6.25       10/01/2016          2,310
    1,500    Kent Hospital Finance Auth. RB,
               Series 2005A (Metropolitan Hospital)(e)            5.50        7/01/2020          1,569

             MINNESOTA (1.5%)
   18,015    Cohasset PCRB, Series 2004                           4.95        7/01/2022         18,234
      270    Housing Finance Agency RB, Series 1997G              6.00        1/01/2018            277
    2,885    Maplewood Health Care Facility RB, Series 1996       5.95       11/15/2006          2,887
    9,095    South St. Paul Hospital Facility RB, Series 1994     6.75       11/01/2009          9,286
             St. Paul Hospital RB,
    4,000      Series 1997A                                       5.70       11/01/2015          4,007
    1,500      Series 1997B                                       5.85       11/01/2017          1,508

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 5,260    Washington County Hospital Facility RB,
               Series 1998                                        5.38%      11/15/2018     $    5,109

             MISSISSIPPI (1.1%)
   19,850    Hospital Equipment and Facilities Auth. RB,
               Series 2000                                        6.35       12/01/2015         20,645
    1,500    Lincoln County Hospital RB, Series 1998B (INS)       5.50        4/01/2018          1,584
    6,890    Union County Hospital RB, Series 1997                5.50        3/01/2009          7,370

             MISSOURI (0.2%)
    1,500    Health and Educational Facilities Auth. RB,
               Series 1997                                        5.75        2/01/2017          1,564
    5,000    State Environmental Improvement and
               Energy Resources Auth. RB, Series 1993             4.00        1/02/2012          5,004

             MONTANA (0.1%)
    2,450    Health Facilities Auth. RB, Series 1996              6.38        6/01/2018          2,472

             NEBRASKA (0.6%)
             Investment Finance Auth. Hospital RB,
      620      Series 1997 (INS)                                  5.30       11/15/2012            644
    2,000      Series 1997 (INS)                                  5.45       11/15/2017          2,068
             Platte County Hospital Auth. No. 1 Hospital RB,
      500      Series 2000 (INS)                                  5.50        5/01/2010            540
      500      Series 2000 (INS)                                  5.55        5/01/2011            542
      500      Series 2000 (INS)                                  5.65        5/01/2012            541
      500      Series 2000 (INS)                                  5.75        5/01/2013            540
      500      Series 2000 (INS)                                  5.90        5/01/2015            546
    3,500      Series 2000 (INS)                                  6.05        5/01/2020          3,846
             Public Power District RB,
    2,790      Series 2005A (INS)                                 5.00        1/01/2023          2,927
    1,710      Series 2005A (INS)                                 5.00        1/01/2024          1,789
    3,500    Scotts Bluff County Hospital Auth. RB,
               Series 1998                                        5.13       11/15/2019          3,584

             NEVADA (0.4%)
    5,000    Clark County Airport System Subordinate
               Lien RB, Series 2001B (INS)                        5.25        7/01/2019          5,317
    1,000    Clark County Flood Control GO, Series 1998 (INS)     4.50       11/01/2016          1,013
    6,040    Department of Business and Industry RB,
               Series 2000 (Las Vegas Monorail) (INS)             5.76(a)     1/01/2017          3,451
    2,000    Reno Hospital RB, Series 1998A (INS)                 5.00        5/15/2018          2,063

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             NEW HAMPSHIRE (0.2%)
  $ 5,000    Business Finance Auth. PCRB, Series 1992A            5.85%      12/01/2022     $    5,217

             NEW JERSEY (1.2%)
    6,150    Camden County Improvement Auth. RB,
               Series 1997                                        5.88        2/15/2015          6,394
             Economic Development Auth. RB,
    2,000      Series 1997A                                       5.75       12/01/2016          2,039
   13,500      Series 2004                                        5.50        6/15/2024         14,064
    5,000      Series 2004A (INS)                                 5.00        7/01/2022          5,255
    5,000    State Transport Trust Fund Auth. RB,
               Series 2004A (PRE)(INS)                            5.25        6/15/2019          5,542

             NEW MEXICO (0.3%)
             Jicarilla Apache Nation RB,
    4,890      Series 2002A(d)                                    5.00        9/01/2018          5,017
    3,250      Series 2002A(d)                                    5.50        9/01/2023          3,430

             NEW YORK (15.3%)
    7,000    Dormitory Auth. Lease RB (MLO), Court
               Facilities, Series 2003A                           5.50        5/15/2019          7,538
             Dormitory Auth. RB,
   12,560      Series 1998G (Northern General
               Hospital) (ETM)                                    5.30        2/15/2019         13,375
   11,900      Series 2000C (Mt. Sinai Hospital)                  5.50        7/01/2011         11,908
    3,975      Series 2002                                        5.05        2/01/2022          4,150
    1,500      Series 2003A                                       5.25        7/01/2013          1,626
    5,000      Series 2003A (PRE)                                 5.38        3/15/2018          5,554
    5,000      Series 2003A (PRE)                                 5.38        3/15/2019          5,554
    2,000      Series 2003A (PRE)                                 5.38        3/15/2022          2,221
    5,000      Series 2004A (Hospital Insured
               Mortgage) (INS)                                    5.25        2/15/2014          5,467
    1,000      Series 2005(e)                                     5.00       11/01/2014          1,036
    6,000    Dormitory Auth. RB, Bronx-Lebanon
               Hospital Center, Series 1998E                      5.20        2/15/2015          6,240
             Dormitory Auth. RB, Brookdale Hospital,
    5,000      Series 1998J                                       5.20        2/15/2015          5,200
    4,000      Series 1998J                                       5.20        2/15/2016          4,154
    4,760      Series 1998J                                       5.30        2/15/2017          4,947
             Dormitory Auth. RB, Department of Health,
    4,680      Series 2004                                        5.00        7/01/2017          4,940

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 3,205      Series 2004                                        5.00%       7/01/2018     $    3,368
    4,960      Series 2004                                        5.00        7/01/2019          5,194
    5,420    Dormitory Auth. RB, Kateri Residence
               (LOC - Allied Irish Banks plc)                     4.40        7/01/2016          5,412
    4,065    Dormitory Auth. RB, Lutheran Center at
               Poughkeepsie, Series 1997
               (LOC - Key Bank, N.A.)                             6.00        7/01/2014          4,067
             Dormitory Auth. RB, Mental Health,
    1,430      Series 1997A (PRE)                                 5.75        2/15/2010          1,531
      620      Series 1997A                                       5.75        2/15/2010            659
    1,390      Series 1997A (PRE)                                 5.75        2/15/2011          1,488
      605      Series 1997A                                       5.75        2/15/2011            643
    1,395      Series 1997A (PRE)                                 5.75        2/15/2012          1,494
      600      Series 1997A                                       5.75        2/15/2012            638
       15      Series 1997B (PRE)                                 5.75        2/15/2010             16
    2,445      Series 1997B                                       5.75        2/15/2010          2,593
       25      Series 1997B (PRE)                                 5.75        2/15/2012             27
    4,025      Series 1997B                                       5.75        2/15/2012          4,269
       60      Series 1997B (PRE)                                 5.50        8/15/2017             64
    4,615      Series 1997B                                       5.50        8/15/2017          4,882
             Dormitory Auth. RB, New York City Univ.,
    5,500      1993 Series A                                      5.75        7/01/2013          6,119
    3,550      1996 Series 2 (PRE)                                6.00        7/01/2009          3,766
    1,450      1996 Series 2                                      6.00        7/01/2009          1,521
    1,250      1996 Series 2 (PRE)                                6.00        7/01/2010          1,326
      510      1996 Series 2                                      6.00        7/01/2010            534
             Dormitory Auth. RB, State Univ.,
    1,000      Series 1995A (PRE)                                 5.88        5/15/2007          1,024
    3,500      Series 1995A (PRE)                                 6.00        5/15/2009          3,586
    2,250      Series 1995A (PRE)                                 6.00        5/15/2010          2,305
    2,175      Series 1995A (PRE)                                 6.00        5/15/2011          2,229
   14,120      Series 1996 (PRE)                                  5.75        5/15/2013         14,885
    7,000      Series 1996 (PRE)                                  5.75        5/15/2016          7,380
             Dormitory Auth. RB, Upstate Community Colleges,
    1,085      Series 1999A (PRE)                                 5.00        7/01/2019          1,171
    1,915      Series 1999A                                       5.00        7/01/2019          1,973
    1,500      Series 2004B                                       5.25        7/01/2015          1,616
    2,005      Series 2004B                                       5.25        7/01/2016          2,151
    2,000      Series 2004B                                       5.25        7/01/2017          2,133
             East Rochester Housing Auth. RB,
    4,380      Series 2002 (Jewish Home) (NBGA)                   4.05        2/15/2012          4,458

32

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 2,000       Series 2002 (Jewish Home) (NBGA)                  4.63%       2/15/2017     $    2,055
    4,000       Series 2002A (St. Mary's Residence) (NBGA)        3.75       12/20/2012          3,980
    7,500     Energy Research and Development Auth. PCRB,
                Series 1985A (INS)                                4.10        3/15/2015          7,466
    2,500     Environmental Facilities Corp. State Personal
                Income Tax RB, Series 2004A (INS)                 5.00       12/15/2023          2,622
              Housing Finance Agency Service Contract
                Obligation RB,
    1,450       Series 1995A (PRE)                                6.25        9/15/2010          1,550
      825       Series 1995A                                      6.25        9/15/2010            854
      885       Series 1996A (PRE)                                6.00        9/15/2016            964
    3,340       Series A-2003 (PRE)                               6.00        9/15/2016          3,558
      195       Series A-2003                                     6.00        9/15/2016            207
    3,000     Long Island Power Auth. Electric Systems RB,
                Series 2003B                                      5.25        6/01/2014          3,256
              Medical Care Facilities Finance Agency RB,
    3,885       Series 1995A (PRE)                                6.00       11/15/2010          4,047
    3,560       Series 1995A                                      6.00       11/15/2010          3,697
    8,950     Nassau County Interim Finance Auth. Bonds,
                Series 2000A (PRE)(INS)                           4.75       11/15/2010          9,169
              New York City GO,
   10,000       Series 1996G (PRE)                                5.75        2/01/2010         10,413
    3,300       Series 1997I (PRE)                                6.00        4/15/2012          3,537
    1,700       Series 1997I                                      6.00        4/15/2012          1,805
    5,000       Series 2002G                                      5.63        8/01/2015          5,421
   10,000       Series 2002G                                      5.75        8/01/2016         11,004
   26,625       Series 2003C                                      5.50        8/01/2015         28,775
    5,000       Series 2003D                                      5.25       10/15/2019          5,280
    7,000       Series 2003E                                      5.25        8/01/2013          7,583
    6,000       Series 2004G                                      5.25        8/01/2015          6,426
              New York City IDA Civic Facility RB,
    2,500       Series 2004A-1 (INS)                              3.05        7/01/2009          2,445
    2,175       Series 2004A-1 (INS)                              4.15        7/01/2014          2,111
    1,050       Series 2004A-1 (INS)                              4.75        7/01/2019          1,037
              New York City Municipal Water Finance Auth. RB,
    3,000       Series 2004B                                      5.00        6/15/2019          3,166
   10,000       Series A                                          5.38        6/15/2017         10,869
              New York City Transitional Finance Auth. RB,
    5,000       Series 2002C (INS)                                5.25        8/01/2019          5,385
    3,000       Series 2004B                                      5.25        8/01/2018          3,231
    6,740       Series 2004D-1                                    5.00       11/01/2017          7,172

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $20,000    Sales Tax Asset Receivable Corp. RB,
               Series 2004A (INS)                                 5.00%      10/15/2023     $   21,078
             Thruway Auth. RB,
    7,500      Series 1995 (PRE)                                  6.00        4/01/2009          7,650
    2,150      Series 1995 (PRE)                                  6.10        4/01/2010          2,193
    9,615      Series 2002A (INS)                                 5.25        4/01/2015         10,401
    6,000      Series 2002A (INS)                                 5.25        4/01/2016          6,490
    5,900      Series 2004B (INS)                                 5.00        4/01/2017          6,303
   11,000    Tobacco Settlement Financing Corp.
               Asset-Backed RB, Series 2003B-1C                   5.50        6/01/2018         11,994
    8,560    Urban Development Corp. RB,
               Series B (PRE)(INS)                                5.25        3/15/2017          9,435

             NORTH CAROLINA (1.0%)
             Eastern Municipal Power Agency RB,
    6,000      Series 2003A                                       5.50        1/01/2012          6,470
    4,885      Series F                                           5.50        1/01/2015          5,210
    1,830      Series F                                           5.50        1/01/2016          1,943
    1,000      Series F                                           5.50        1/01/2017          1,058
    2,400    Infrastructure Finance Corp. COP (MLO), Series A     5.00        2/01/2017          2,534
    5,000    Municipal Power Agency No. 1 RB, Series 2003A        5.50        1/01/2013          5,473
    4,000    Wake County Industrial Facilities PCRB,
               Series 2002                                        5.38        2/01/2017          4,244

             NORTH DAKOTA (0.0%)(g)
    1,000    Grand Forks Sales Tax RB, Series 2005A
               (Alerus Project) (INS)                             5.00       12/15/2022          1,054

             OHIO (0.4%)
    4,000    Franklin County Development RB, Series 1999          5.80       10/01/2014          4,287
    2,650    Franklin County Health Care Facilities RB,
               Series 1997                                        5.50        7/01/2017          2,707
    1,690    Housing Finance Agency Residential
               Mortgage RB, Series 2001D (NBGA)                   5.10        9/01/2017          1,718
    1,000    State Univ. General Receipt Bonds, Series 2003B      5.25        6/01/2017          1,085

             OKLAHOMA (0.4%)
    1,500    Building Bonds Commission GO,
               Series 2003A (INS)                                 5.00        7/15/2018          1,609
             Holdenville Industrial Auth. RB,
    1,650      Series 1995 (PRE)                                  6.60        7/01/2010          1,762
    3,250      Series 1995 (PRE)                                  6.70        7/01/2015          3,474

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             Valley View Hospital Auth. RB,
  $ 1,315      Series 1996                                        5.75%       8/15/2006     $    1,362
    2,695      Series 1996                                        6.00        8/15/2014          2,809

             OREGON (0.1%)
    2,000    Department of Administrative Services RB (INS)       5.00        9/01/2013          2,170

             PENNSYLVANIA (2.0%)
   16,300    Allegheny County IDA RB, Series 1998                 4.75       12/01/2032         17,563
    5,500    Higher Educational Facility Auth. RB,
               Series 1999A (INS)                                 5.25        8/01/2014          5,913
             Montgomery County IDA RB,
   10,000      Series 1996B                                       5.63       11/15/2012         10,509
    6,300      Series 2002A (INS)                                 5.00       11/01/2011          6,775
    3,650      Series 2002A (INS)                                 5.25       11/01/2014          4,014
    9,835    Philadelphia IDA RB, Series 1998A
               (LOC - Wachovia Bank, N.A.)                        5.15        3/01/2019          9,851

             PUERTO RICO (2.8%)
             Commonwealth GO,
    6,000      Series 2003A (INS)                                 5.50        7/01/2017          6,874
    6,000      Series 2003A (INS)                                 5.50        7/01/2018          6,888
             Electric Power Auth. RB,
   12,000      Series 2002KK (INS)                                5.50        7/01/2016         13,670
    5,000      Series S                                           7.00        7/01/2006          5,253
    4,420      Series X (PRE)                                     5.80        7/01/2009          4,546
    4,500      Series X (PRE)                                     5.90        7/01/2010          4,630
    4,000      Series X (PRE)                                     6.00        7/01/2011          4,117
    4,220      Series Z                                           5.50        7/01/2012          4,338
             Highway and Transportation Auth. RB,
    1,000      Series G (INS)                                     5.25        7/01/2019          1,088
    1,000      Series G (INS)                                     5.25        7/01/2020          1,088
   22,200    Housing Bank and Finance Agency RB                   7.50       12/01/2006         23,349

             RHODE ISLAND (1.1%)
             Economic Development Corp. RB,
    3,000      Series A (INS)                                     5.00        6/15/2014          3,229
    3,500      Series A (INS)                                     5.00        6/15/2015          3,760
             Health and Educational Building Corp. RB,
    3,385      Series 1996 (INS)                                  5.50        5/15/2012          3,604
    7,600      Series 1996 (INS)                                  5.50        5/15/2016          8,068
    4,345      Series 1999A (LOC - Allied Irish Banks plc)        5.88       11/15/2014          4,653

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 2,115    Housing and Mortgage Finance Corp. Bond,
               Series 37-A                                        5.13%       4/01/2017     $    2,215
    3,260    Housing and Mortgage Finance Corp. MFH RB,
               Series 1995A (INS)                                 5.70        7/01/2007          3,339

             SOUTH CAROLINA (0.9%)
   10,000    Berkeley County PCRB, Series 2003                    4.88       10/01/2014         10,417
             Georgetown County Environmental
               Improvement RB,
    4,250      Series 2000A                                       5.95        3/15/2014          4,750
    5,000      Series 2002A                                       5.70        4/01/2014          5,425
    3,000    Marion County Hospital District RB,
               Series 1995 (INS)                                  5.50       11/01/2015          3,100

             SOUTH DAKOTA (0.4%)
             Housing Development Auth. Bond,
    4,000      Series 2001D                                       5.25        5/01/2017          4,220
    6,305      Series 2002A (INS)                                 5.15       11/01/2020          6,574

             TENNESSEE (0.5%)
    3,000    Knox County Health, Educational, and
               Housing Facilities RB, Series 1996 (INS)           5.50        4/15/2011          3,167
    1,000    Nashville and Davidson County Health and
               Educational Facilities RB, Series 1998 (INS)       5.10        8/01/2019          1,019
      745    Shelby County Health Educational &
               Hospital RB (ETM)                                  6.00        9/01/2016            850
    1,255    Shelby County Health Educational &
               Hospital RB (PRE)                                  6.00        9/01/2016          1,437
      935    Shelby County Health Educational &
               Hospital RB (ETM)                                  6.25        9/01/2018          1,081
    1,565    Shelby County Health Educational &
               Hospital RB (PRE)                                  6.25        9/01/2018          1,816
    3,500    Springfield Health and Educational
               Facilities Hospital RB, Series 1998                5.25        8/01/2018          3,440

             TEXAS (12.4%)
    1,960    Alamo Community College District RB,
               Series 2001 (INS)                                  5.00       11/01/2020          2,039
      710    Austin Airport System Prior Lien RB,
               Series 2003 (INS)                                  5.25       11/15/2018            756
    5,410    Austin Higher Education Auth. RB, Series 1998        5.13        8/01/2016          5,500
    5,610    Austin Utility Systems Subordinate Lien RB,
               Series 1998A (INS)                                 5.15(a)     5/15/2017          3,168

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
               Bastrop ISD GO,
  $ 1,855      Series 1997 (NBGA)                                 5.55%(a)    2/15/2014     $    1,256
    3,030      Series 1997 (NBGA)                                 5.55(a)     2/15/2015          1,940
    3,055      Series 1997 (NBGA)                                 5.60(a)     2/15/2016          1,849
    3,155      Series 1997 (NBGA)                                 5.60(a)     2/15/2017          1,803
   12,000    Bexar County Health Facilities
               Development Corp. RB,
               Series 1993 (ETM)(INS)                             5.88       11/15/2010         12,464
   32,925    Brazos River Auth. RB, Series 1999A                  5.38        4/01/2019         34,153
    5,365    Cass County IDC PCRB, Series 1997B                   5.35        4/01/2012          5,753
             Central Regional Mobility Auth. RB,
    2,680      Series 2005, 4.55%, 1/01/2014 (INS)                4.55(b)     1/01/2020          1,725
    3,445      Series 2005, 4.60%, 1/01/2014 (INS)                4.60(b)     1/01/2021          2,204
    9,440    Clint ISD Public Facility Corp. RB,
               Series 1999 (PRE)                                  7.00        5/01/2019         10,649
    3,315    Comal ISD RB, Series 2005 (NBGA)                     5.00        2/01/2021          3,463
   10,410    Dallas Area Rapid Transit Senior Lien RB,
               Series 2001 (INS)(f)                               5.00       12/01/2018         10,911
    5,000    Dallas ISD GO, Series 2004A (NBGA)                   5.00        8/15/2022          5,230
             Edgewood ISD GO,
    1,450      Series 2001 (NBGA)                                 4.90        8/15/2018          1,496
    1,520      Series 2001 (NBGA)                                 4.88        8/15/2019          1,560
    1,595      Series 2001 (NBGA)                                 5.00        8/15/2020          1,657
    1,675      Series 2001 (NBGA)                                 5.00        8/15/2021          1,732
             Fort Worth Higher Education Finance Corp. RB,
      515      Series 1997A                                       5.50       10/01/2006            526
      545      Series 1997A                                       5.50       10/01/2007            562
      575      Series 1997A                                       5.63       10/01/2008            589
    2,670      Series 1997A                                       6.00       10/01/2012          2,718
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)             5.00        2/15/2018          6,874
    6,200    Gulf Coast Waste Disposal Auth. RB,
               Series 1994                                        5.70        5/01/2006          6,361
    5,855    Harris County GO, Series 2004B                       5.00       10/01/2020          6,170
    2,070    Harrison County Health Facilities
               Development Corp. RB, Series 1998 (INS)            5.50        1/01/2018          2,135
    1,895    Hidalgo County Health Services Corp. RB              4.75        8/15/2017          1,823
      350    Hidalgo County Health Services Corp. RB              5.00        8/15/2019            341
             Houston ISD Public Facility Corp. RB (MLO),
    3,635      Series 1998A (INS)                                 5.35(a)     9/15/2015          2,262
    2,635      Series 1998A (INS)                                 5.38(a)     9/15/2016          1,549
    3,885      Series 1998A (INS)                                 5.40(a)     9/15/2017          2,155

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 4,955      Series 1998B (INS)                                 5.35%(a)    9/15/2015     $    3,083
    6,955      Series 1998B (INS)                                 5.38(a)     9/15/2016          4,089
    3,000    Houston Public Improvement GO,
               Series 2003A-1 (INS)                               5.00        3/01/2019          3,154
    4,405    Jefferson County Health Facilities RB,
               Series 2001 (INS)                                  5.20        8/15/2021          4,577
             Judson ISD GO,
    2,200      Series 2005B                                       5.00        2/01/2023          2,287
    1,500      Series 2005B                                       5.00        2/01/2024          1,554
    2,830    Katy ISD GO, Series 2005B (NBGA)                     5.00        2/15/2023          2,952
             Laredo ISD Public Limited GO,
      480      Series 1998A                                       5.06        2/01/2006            488
      505      Series 1998A                                       5.06        2/01/2007            520
      530      Series 1998A                                       5.06        2/01/2008            552
    3,830    Lewisville RB, Series 1998 (INS)                     5.38        9/01/2015          4,042
    3,480    Marlin ISD Public Facility Corp. RB (MLO),
               Series 1998 (acquired 7/22/1998;
               cost $3,537)(c)                                    5.85        2/15/2018          3,640
   10,000    Midlothian Development Auth. Tax
               Increment RB, Series 2004                          6.00       11/15/2024         10,016
             Northside ISD GO,
    5,300      Series 2001 (NBGA)                                 5.00        2/15/2017          5,553
    5,420      Series 2001 (NBGA)                                 5.00        2/15/2018          5,663
             Northwest ISD GO,
    2,965      Series 2005 (NBGA)                                 5.00        8/15/2023          3,098
    3,110      Series 2005 (NBGA)                                 5.00        8/15/2024          3,239
    1,770      Series 2005 (NBGA)                                 5.00        8/15/2025          1,836
   17,475    Plano ISD GO, Series 2001 (NBGA)                     5.00        2/15/2019         18,190
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B        5.40        4/01/2018         19,643
             San Antonio Electric and Gas System RB,
   10,000      Series 2002 (PRE)                                  5.38        2/01/2019         11,007
   15,000      Series 2005(e)                                     5.00        2/01/2024         15,596
             State Water Financial Assistance Bonds GO,
    1,250      Series 2004C                                       5.00        8/01/2015          1,344
    3,320      Series 2004C                                       5.00        8/01/2016          3,556
             Tarrant Regional Water District RB,
    7,000      Series 2002 (INS)                                  5.38        3/01/2016          7,628
    8,000      Series 2002 (INS)                                  5.25        3/01/2017          8,605
    2,000      Series 2002 (INS)                                  5.25        3/01/2019          2,136
    2,000      Series 2002 (INS)                                  5.25        3/01/2020          2,135
    5,240    Texas Tech Univ. RB, Series 2003 (INS)               5.25        2/15/2017          5,655

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             Tyler Health Facilities Development Corp.
               Hospital RB,
  $ 3,555      Series 1993B                                       6.63%      11/01/2011     $    3,573
    3,895      Series 2003                                        5.25        7/01/2011          4,127
    2,125      Series 2003                                        5.25        7/01/2012          2,253
    1,500      Series 2003                                        5.25        7/01/2013          1,581
             Univ. of Texas Board of Regents RB,
    4,500      Series 2001B (PRE)                                 5.38        8/15/2017          4,940
    7,000      Series 2002B (NBGA)                                5.25        7/01/2018          7,658
    5,970    Williamson County GO (INS)(e)                        5.13        2/15/2022          6,359
             Wylie ISD GO,
    1,385      Series 2001 (NBGA)                                 5.00(a)     8/15/2014            915
    1,690      Series 2001 (NBGA)                                 5.10(a)     8/15/2015          1,057

             UTAH (0.3%)
      170    Housing Finance Agency RB, Series 1985B              5.30        7/01/2007            171
             Intermountain Power Agency RB,
    4,410      Series 1987A (ETM)(INS)                            5.00        7/01/2012          4,419
    4,000      Series 1997B (INS)                                 5.75        7/01/2019          4,291

             VERMONT (0.1%)
    3,000    Educational and Health Buildings
               Financing Agency RB, Series 1998                   5.50        7/01/2018          3,101

             VIRGINIA (1.8%)
   18,665    Chesapeake Port Facility IDA RB, Series 2004         3.90        3/01/2013         18,202
             Public School Auth. Financing Bonds,
   10,000      Series 1999A                                       5.13        8/01/2019         10,611
    5,510      Series 2000B                                       5.00        8/01/2017          5,812
    5,000    Richmond Convention Center Auth. RB,
               Series 2000 (PRE)                                  6.13        6/15/2020          5,680
             State Housing Development Auth. RB,
    1,700      Series 2002Z                                       4.25        1/01/2016          1,726
    1,735      Series 2002Z                                       4.25        7/01/2016          1,761
    1,775      Series 2002Z                                       4.35        1/01/2017          1,805
    1,810      Series 2002Z                                       4.35        7/01/2017          1,841

             WASHINGTON (1.9%)
    8,650    Central Puget Sound Regional Transit
               Auth. RB, Series 2005A (INS)                       5.00       11/01/2024          9,001
             Health Care Facilities Auth. RB,
    3,255      Series 1997A (INS)                                 5.13        8/15/2017          3,384

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 2,500      Series 1998 (INS)                                  5.25%       8/15/2017     $    2,593
    2,500      Series 1998 (INS)                                  5.30        8/15/2018          2,595
    6,185    Higher Education Facilities Auth. RB,
               Series 1998                                        5.20       10/01/2017          6,386
    2,000    Housing Finance Commission RB,
               Series 1999 (INS)                                  5.88        7/01/2019          2,170
    5,000    King County Housing Auth. RB,
               Series 1998A (INS)                                 5.20        7/01/2018          5,086
   19,165    Seattle Municipal Light and Power Improvement
               and Refunding RB, Series 2004 (INS)                4.50        8/01/2021         19,021

             WEST VIRGINIA (0.2%)
             School Building Auth. RB,
    2,690      Series 2004 (INS)                                  5.25        1/01/2014          2,962
    1,615      Series 2004 (INS)                                  5.25        7/01/2014          1,784

             WISCONSIN (0.9%)
    1,420    Green Bay Water Systems RB, Series 2004 (INS)        5.00       11/01/2021          1,492
             Health and Educational Facilities Auth. RB,
    4,130      Series 1995A (Waukesha Memorial
               Hospital) (INS)                                    5.25        8/15/2012          4,332
    5,000      Series 1998A (Wausau Hospital) (INS)               5.13        8/15/2020          5,191
    5,540    Housing and Economic Development Auth. RB,
               Series 2002G                                       4.85        9/01/2017          5,759
    1,345    Kaukauna Area School District GO,
               Series 2001 (INS)                                  4.85        3/01/2017          1,390
    5,000    State GO, Series 2004-4 (INS)                        5.00        5/01/2017          5,325
                                                                                            ----------
             Total fixed-rate instruments (cost: $2,172,096)                                 2,251,771
                                                                                            ----------
             PUT BONDS (13.3%)
             ARIZONA (0.3%)
    8,000    Maricopa County PCRB, Series 2003A                   4.00        1/01/2038          7,995

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB,
               Series 2004I                                       4.95        7/01/2026          3,100
             Statewide Communities Development Auth. RB,
    7,500      Series 1998A(d)                                    5.25        5/15/2025          7,765
    8,270      Series 2002E (Kaiser Permanente)                   4.70       11/01/2036          8,599

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA (0.1%)
  $ 3,500     MedStar Univ. Hospital RB, Series 2001C (PRE)       6.80%       8/15/2031     $    3,626

              FLORIDA (1.2%)
   12,240     Coral Gables Health Facilities Auth.
                Hospital RB, Series 2004 (INS)                    5.00        8/15/2034         13,078
              Housing Finance Agency MFH RB,
    3,890       Series 1996R-1 (INS)                              5.65       12/01/2026          3,955
    4,265       Series 1996S-1 (INS)                              5.65       12/01/2026          4,336
    5,000     Miami Dade County School Board COP,
                Series 2003B (INS)                                5.00        5/01/2031          5,312
    5,000     Palm Beach County Public Improvement RB,
                Series 2004 (INS)                                 5.00       11/01/2030          5,312

              GEORGIA (0.3%)
    8,835     De Kalb County Housing Auth. MFH RB,
                Series 2001                                       4.70       10/01/2031          8,934

              ILLINOIS (1.8%)
   15,000     Chicago Gas Supply RB, Series 2000B                 4.75        3/01/2030         15,468
              Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)              4.45        3/01/2034          9,887
    7,500       Series 2002 (Field Museum)                        4.75       11/01/2036          7,597
    1,900       Series 2002 (Field Museum)                        3.90       11/01/2036          1,904
   13,820     Hoffman Estates MFH RB, Series 1996(f)              5.75        6/01/2021         13,889

              MICHIGAN (1.5%)
   15,000     Monroe County EDC RB, Series 1992CC (INS)           4.65       10/01/2024         15,687
   13,500     State COP (MLO), Series 2004A (INS)                 5.00        9/01/2031         14,442
   10,550     Strategic Fund PCRB, Series 1995CC (INS)            4.85        9/01/2030         11,056

              MONTANA (0.2%)
    5,000     Forsyth PCRB, Series 1999A (INS)                    5.00       10/01/2032          5,282

              NEW MEXICO (0.1%)
    3,320     Bernalillo County MFH RB, Series 1995
                (Sunchase Apts.) (INS)                            4.60       11/01/2025          3,325

              NEW YORK (2.9%)
   13,750     Dormitory Auth. RB, Series 2002B                    5.25       11/15/2023         14,876
   15,000     Dormitory Auth. RB, State Univ., Series 2003B       5.25        7/01/2032         16,344

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $ 8,500    Hempstead Town IDA RB, Series 2001                   5.00%      12/01/2019     $    8,807
   34,475    Urban Development Corp. RB, Series 2002A             5.50        1/01/2017         37,391

             PENNSYLVANIA (0.3%)
             Philadelphia IDA RB,
    5,000      Series 1997A                                       6.50       10/01/2027          5,144
    4,000      Series 1997B                                       6.50       10/01/2027          4,116

             PUERTO RICO (1.7%)
   11,000    Commonwealth GO, Series 2004A                        5.00        7/01/2030         11,625
   30,000    Public Finance Corp. RB, Series 2004A                5.75        8/01/2027         32,797

             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and Housing
               Facilities MFH RB, Series 2001 (NBGA)              4.90        6/01/2031          2,150

             TEXAS (0.7%)
    3,510    Beaumont MFH Finance Corp. RB,
               Series 2001 (NBGA)                                 4.70       12/15/2031          3,586
    6,000    Brazos River Auth. PCRB, Series D                    5.40       10/01/2029          6,383
    5,250    Gateway Public Facility Corp. RB,
               Series 2004 (NBGA)                                 4.55        7/01/2034          5,379
    3,810    Montgomery County Housing Finance Corp.
               MFH RB, Series 2001 (NBGA)                         4.85        6/01/2031          3,813

             WASHINGTON (0.5%)
             Chelan County Public Utility District No. 1 RB,
    5,650      Series 1993E (PRE)                                 5.70        7/01/2068          5,697
    6,845      Series 1993E (PRE)                                 5.70        7/01/2068          6,903

             WISCONSIN (0.4%)
    9,000    Madison IDRB, Series 2002B                           4.88       10/01/2027          9,424

             WYOMING (0.5%)
   15,000    Sweetwater County PCRB                               3.90       12/01/2014         14,430
                                                                                            ----------
             Total put bonds (cost: $354,501)                                                  359,414
                                                                                            ----------
             PERIODIC AUCTION RESET BONDS (0.7%)
             CALIFORNIA (0.6%)
   14,550    Statewide Communities Development Auth.
               COP, SAVRS (INS)                                   5.13       12/01/2028         14,550

42

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             FLORIDA (0.1%)
  $ 3,350    Brevard County Health Facilities Auth. RB,
               SAVRS, Series 1998 (INS)                           5.13%      12/01/2028     $    3,350
                                                                                            ----------
             Total periodic auction reset bonds (cost: $17,900)                                 17,900
                                                                                            ----------

             VARIABLE-RATE DEMAND NOTES (2.4%)
             CALIFORNIA (0.1%)
      500    Association of Bay Area Governments Finance
               Auth. RB, Series 2002 (LOC - Allied Irish
               Banks plc, Bank of New York)                       2.28       11/15/2031            500
    3,425    State Department of Water Resources RB,
               Series 2002C-7 (LIQ)(INS)                          2.31        5/01/2022          3,425

             COLORADO (0.3%)
    1,920    Colorado Springs RB, Series 2003 (LOC - Wells
               Fargo Bank, N.A.)                                  2.28        3/15/2023          1,920
    3,200    Educational and Cultural Facilities Auth. RB,
               Series 2004 (LOC - Wells Fargo Bank, N.A.)         2.28        7/01/2034          3,200
    1,550    Health Facilities Auth. RB, Series 2003
               (LOC - Wells Fargo Bank, N.A.)                     2.28       12/01/2020          1,550

             FLORIDA (0.0%)(g)
      900    Lee Memorial Health System Hospital RB,
               Series 1997B                                       2.33        4/01/2027            900

             ILLINOIS (0.2%)
    4,900    St. Clair County Industrial Building RB,
               Series 1994 (NBGA)                                 2.28        8/20/2032          4,900

             KANSAS (0.1%)
    2,900    Mission MFH RB, Series 1996 (NBGA)                   2.17        9/15/2026          2,900

             MINNESOTA (0.0%)(g)
      250    St. Paul Housing and Redevelopment Auth. RB,
               Series 2001 (LOC - Allied Irish Banks plc)         2.28        2/01/2026            250

             NEBRASKA (0.1%)
    1,890    Lancaster County Hospital Auth. Health
               Facilities RB, Series 2000A (LOC - La Salle
               National Bank, N.A.)                               2.31        7/01/2030          1,890

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             NEW JERSEY (0.0%)(g)
  $   400      Economic Development Auth. RB,
               Series 1998 (LOC - Bank of New York)               2.35%      12/01/2007     $      400

             PENNSYLVANIA (0.1%)
      600    Montgomery County IDA RB,
               Series 2002 (LIQ)(INS)                             2.33       11/15/2029            600
    1,400    Schuylkill County IDA RB, Series 2001                2.30        4/01/2021          1,400

             SOUTH CAROLINA (0.2%)
    5,500    Greenville County Industrial RB,
               Series 1984 (LOC - Wells Fargo Bank, N.A.)         2.28        7/01/2014          5,500

             VERMONT (0.2%)
    5,250    Educational and Health Buildings
               Financing Agency RB, Series 2004A
               (LOC - Banknorth, N.A.)                            2.45       10/01/2029          5,250

             VIRGINIA (0.1%)
    3,330    Peninsula Ports Auth. Coal Terminal RB,
               Series 1987D (LOC - U.S. Bank, N.A.)               2.29        7/01/2016          3,330

             WISCONSIN (0.1%)
    3,250    Health and Educational Facilities Auth. RB,
               Series 2003 (LOC - JPMorgan Chase
               Bank, N.A.)                                        2.32        7/01/2028          3,250

             WYOMING (0.9%)
   24,000    Sweetwater County PCRB, Series 1996C                 2.45        7/15/2026         24,000
                                                                                            ----------
             Total variable-rate demand notes (cost: $65,165)                                   65,165
                                                                                            ----------

             TOTAL INVESTMENTS (COST: $2,609,662)                                           $2,694,250
                                                                                            ==========

44

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

             Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

             The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

             (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

             (c) Security deemed illiquid by USAA Investment Management Company
                 (the Manager), under liquidity guidelines approved by the Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of this security at March 31, 2005, was $3,640,000, which represented 0.1% of the Fund's net assets.

             (d) Restricted security that is not registered under the Securities
                 Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

             (e) At March 31, 2005, the aggregate market value of securities purchased on a delayed-delivery basis was $29,567,000, which included when-issued securities of $18,201,000.

             (f) At March 31, 2005, portions of these securities were
                 segregated to cover delayed-delivery and when-issued purchases.

             (g) Represents less than 0.1% of net assets.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

ASSETS
   Investments in securities, at market value
      (identified cost of $2,609,662)                                     $2,694,250
   Cash                                                                           96
   Receivables:
      Capital shares sold                                                        836
      Interest                                                                35,705
                                                                          ----------
         Total assets                                                      2,730,887
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $18,357)                           29,821
      Capital shares redeemed                                                    758
      Dividends on capital shares                                              2,580
   Accrued management fees                                                       851
   Accrued transfer agent's fees                                                   7
   Other accrued expenses and payables                                            89
                                                                          ----------
         Total liabilities                                                    34,106
                                                                          ----------
            Net assets applicable to capital shares outstanding           $2,696,781
                                                                          ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                        $2,610,537
   Accumulated undistributed net investment income                                 3
   Accumulated net realized gain on investments                                1,653
   Net unrealized appreciation of investments                                 84,588
                                                                          ----------
            Net assets applicable to capital shares outstanding           $2,696,781
                                                                          ==========
   Capital shares outstanding                                                204,932
                                                                          ==========
   Authorized shares of $.01 par value                                       302,000
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $    13.16
                                                                          ==========

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
YEAR ENDED MARCH 31, 2005

INVESTMENT INCOME

   Interest income                                          $126,798
                                                            --------
EXPENSES
   Management fees                                             8,545
   Administration and servicing fees                           3,938
   Transfer agent's fees                                       1,006
   Custody and accounting fees                                   465
   Postage                                                       104
   Shareholder reporting fees                                     32
   Directors' fees                                                 7
   Registration fees                                              70
   Professional fees                                              98
   Other                                                          68
                                                            --------
      Total expenses                                          14,333
  Expenses paid indirectly                                       (10)
                                                            --------
     Net expenses                                             14,323
                                                            --------
NET INVESTMENT INCOME                                        112,475
                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain:
      Unaffiliated transactions                                2,977
      Affiliated transactions                                     11
   Change in net unrealized appreciation/depreciation        (52,182)
                                                            --------
      Net realized and unrealized loss                       (49,194)
                                                            --------
   Increase in net assets resulting from operations         $ 63,281
                                                            ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM FUND
YEARS ENDED MARCH 31,

                                                                   2005                2004
                                                             ------------------------------
FROM OPERATIONS
   Net investment income                                     $  112,475          $  119,479
   Net realized gain on investments                               2,988               6,309
   Change in net unrealized appreciation/depreciation
      of investments                                            (52,182)              7,589
                                                             ------------------------------
      Increase in net assets resulting from operations           63,281             133,377
                                                             ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (112,472)           (119,479)
   Net realized gains                                            (4,153)                  -
                                                             ------------------------------
      Distributions to shareholders                            (116,625)           (119,479)
                                                             ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    350,971             322,025
   Dividend reinvestments                                        85,379              87,552
   Cost of shares redeemed                                     (328,917)           (408,074)
                                                             ------------------------------
      Increase in net assets from
          capital share transactions                            107,433               1,503
                                                             ------------------------------
   Net increase in net assets                                    54,089              15,401

NET ASSETS

   Beginning of period                                        2,642,692           2,627,291
                                                             ------------------------------
   End of period                                             $2,696,781          $2,642,692
                                                             ==============================

Accumulated undistributed net investment income:
   End of period                                             $        3          $        -
                                                             ==============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   26,426              24,099
   Shares issued for dividends reinvested                         6,441               6,563
   Shares redeemed                                              (24,867)            (30,642)
                                                             ------------------------------
      Increase in shares outstanding                              8,000                  20
                                                             ==============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                3. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

                   valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces which influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. SECURITIES  PURCHASED ON A DELAYED-DELIVERY OR  WHEN-ISSUED
                BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

                prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2005, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $29,821,000, which included when-issued securities of $18,357,000.

             E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $10,000.

             F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifi-cations. The Company's maximum exposure under these arrange-ments is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.
                However, the Company expects the risk of loss to be remote.

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 15% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

          For the year ended March 31, 2005, the Fund paid CAPCO facility fees of $13,000, which represents 25.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended March 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $194,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended March 31, 2005, and 2004, was as follows:

                                                  2005            2004
                                              ----------------------------
Tax-exempt income                             $112,472,000    $119,479,000
Net long-term capital gains                      4,153,000               -

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

          As of March 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                      $ 2,583,000
Undistributed ordinary income*                                           164,000
Undistributed long-term capital gains                                  1,489,000
Unrealized appreciation                                               84,588,000

          *Includes short-term realized capital gains, which are taxable as ordinary income.

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2005, were $584,146,000 and $535,672,000, respectively.

         As of March 31, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was $2,609,662,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2005, for federal income tax purposes, were $91,712,000 and $7,124,000, respectively, resulting in net unrealized appreciation of $84,588,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

                decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                  +/- 0.04%
+/- 0.51% to 1.00%                  +/- 0.05%
+/- 1.01% and greater               +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2005

                For the year ended March 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $8,545,000, which included a performance adjustment of $1,193,000 that increased the effective base management fee of 0.28% by 0.05%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,938,000.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,006,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 2005, the Association and its affiliates owned 2,286,000 shares (1.1%) of the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended March 31, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                               NET REALIZED
                                                                 COST TO      GAIN (LOSS) TO
         SELLER                        PURCHASER                PURCHASER         SELLER
--------------------------------------------------------------------------------------------
USAA Intermediate-Term Fund     USAA Short-Term Fund           $10,018,000       $11,000
USAA Growth and Tax             USAA Intermediate-Term Fund      2,118,000        66,000
  Strategy Fund
USAA New York Bond Fund         USAA Intermediate-Term Fund      2,577,000        96,000
USAA Short-Term Fund            USAA Intermediate-Term Fund      2,761,000       (49,000)

58

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                            YEAR ENDED MARCH 31,
                                                 ----------------------------------------------------------------------
                                                       2005          2004          2003             2002           2001
                                                 ----------------------------------------------------------------------
Net asset value at beginning of period           $    13.42    $    13.34    $    12.93       $    13.09    $     12.58
                                                 ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                .57           .61           .64              .67            .69
   Net realized and unrealized gain (loss)             (.24)          .08           .41             (.16)           .51
                                                 ----------------------------------------------------------------------
Total from investment operations                        .33           .69          1.05              .51           1.20
                                                 ----------------------------------------------------------------------
Less distributions:
   From net investment income                          (.57)         (.61)         (.64)            (.67)          (.69)
   From realized capital gains                         (.02)           -              -                -              -
                                                 ----------------------------------------------------------------------
Total distributions                                    (.59)         (.61)         (.64)            (.67)          (.69)
                                                 ----------------------------------------------------------------------
Net asset value at end of period                 $    13.16    $    13.42    $    13.34       $    12.93    $     13.09
                                                 ======================================================================
Total return (%)*                                      2.51          5.32          8.29             3.90           9.83
Net assets at end of period (000)                $2,696,781    $2,642,692    $2,627,291       $2,433,955    $2,310 ,809
Ratio of expenses to average
   net assets (%)**(a)                                  .55           .51           .49              .46            .36
Ratio of net investment income to
   average net assets (%)**                            4.28          4.58          4.86             5.06           5.41
Portfolio turnover (%)                                20.83         23.27         14.91            12.97           9.41

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the year ended March 31, 2005, average net assets were $2,626,078,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                                       (.00%)+       (.00%)+       (.00%)+          (.01%)            -
     + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2004, through March 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

60

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2005

          Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                            BEGINNING             ENDING              DURING PERIOD*
                                          ACCOUNT VALUE        ACCOUNT VALUE         OCTOBER 1, 2004 -
                                        OCTOBER 1, 2004        MARCH 31, 2005         MARCH 31, 2005
-------------------------------------------------------------------------------------------------------
Actual                                      $1,000.00            $1,006.80                $2.73
Hypothetical
  (5% return before expenses)                1,000.00             1,022.21                 2.75

*Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.68% for the six-month period of October 1, 2004, through March 31, 2005.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)

         CHRISTOPHER W. CLAUS (2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service,
         IMCO (7/00-2/01); Vice President, Investment Sales and Service,
         IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS

         BARBARA B. DREEBEN (3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D. (3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

         DAVID M. HOLMES
         Treasurer
         Born: June 1960
         Year of Appointment: 2001

         Senior Vice President, Life Underwriting, USAA Life Insurance Company (11/04-present); Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-11/04); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer,

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

N O T E S
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

68

N O T E S
=========-----------------------------------------------------------------------

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

          DIRECTORS       Christopher W. Claus
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

     ADMINISTRATOR,       USAA Investment Management Company
INVESTMENT ADVISER,       P.O. Box 659453
       UNDERWRITER,       San Antonio, Texas 78265-9825
    AND DISTRIBUTOR

     TRANSFER AGENT       USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

      CUSTODIAN AND       State Street Bank and Trust Company
   ACCOUNTING AGENT       P.O. Box 1713
                          Boston, Massachusetts 02105

        INDEPENDENT       Ernst & Young LLP
  REGISTERED PUBLIC       100 West Houston St., Suite 1900
    ACCOUNTING FIRM       San Antonio, Texas 78205

          TELEPHONE       Call toll free - Central time
   ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

     FOR ADDITIONAL       (800) 531-8181
  INFORMATION ABOUT       For account servicing, exchanges,
       MUTUAL FUNDS       or redemptions
                          (800) 531-8448

    RECORDED MUTUAL       24-hour service (from any phone)
  FUND PRICE QUOTES       (800) 531-8066

        MUTUAL FUND       (from touch-tone phones only)
     USAA TOUCHLINE       For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          (800) 531-8777

    INTERNET ACCESS       usaa.com

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40857-0505                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2005 and 2004 were $183,221 and $175,000, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young, LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,   Quarterly         Review of
               State and City       Diversification   US/UK Tax
               Income and tax       Review under      Treaty and issues
               returns and excise   Subchapter M      related to grantor
               tax calculations                       trust                TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2005     $36,000             $12,107                0           $48,107
FYE 3-31-2004     $34,800             $ 3,000           $1,547           $39,347
--------------------------------------------------------------------------------
TOTAL             $70,800             $15,107           $1,547           $87,454
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2005 and 2004 were $91,107 and $76,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    June 2, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    June 3, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    June 3, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.